Schedule of revenue (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	$ 58,985,525	$ 459,102,040	$ 503,975,453	$ 532,286,102
Performance obligations satisfied at point in time [member] | Catering income [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	55,476,223	431,788,086	478,093,240	531,779,040
Performance obligations satisfied at point in time [member] | Sales of goods [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	1,606,382	12,502,954	12,083,213	507,062
Performance obligations satisfied over time [member] | Catering income [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	$ 1,902,920
Performance obligations satisfied over time [member] | Management Fee Income [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		$ 14,811,000	$ 13,799,000